LIFE INSURANCE SENSITIVITY ANALYSIS	12 Months Ended
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [text block] [Abstract]
Disclosure of sensitivity analysis for actuarial assumptions [text block]

NOTE 32: LIFE INSURANCE SENSITIVITY ANALYSIS

Critical accounting estimates and judgements

Elements of the valuations of liabilities arising from insurance contracts and participating investment contracts require assumptions to be made about future investment returns, future mortality rates and future policyholder behaviour and are subject to significant management judgement and estimation uncertainty. The methodology used to value these liabilities and the key assumptions that have been made in determining their carrying value are set out in note 31.

The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. These amounts include movements in assets, liabilities and the value of the in-force business in respect of insurance contracts and participating investment contracts. The impact is shown in one direction but can be assumed to be reasonably symmetrical.

		2017		2016
		Increase		Increase
		(reduction)	Increase	(reduction)	Increase
		in profit	(reduction)	in profit	(reduction)
	Change in	before tax	in equity	before tax	in equity
	variable	£m	£m	£m	£m
Non-annuitant mortality and morbidity[1]	5% reduction	23	19	25	21
Annuitant mortality[2]	5% reduction	(221)	(184)	(287)	(238)
Lapse rates[3]	10% reduction	75	62	48	40
Future maintenance and investment expenses[4]	10% reduction	289	240	318	264
Risk-free rate[5]	0.25% reduction	(40)	(33)	(74)	(62)
Guaranteed annuity option take up6	5% addition	(6)	(5)	(12)	(10)
Equity investment volatility[7]	1% addition	(7)	(6)	(10)	(8)
Widening of credit default spreads on corporate bonds[8]	0.25% addition	(235)	(195)	(200)	(166)
Increase in illiquidity premia[9]	0.10% addition	145	120	152	126

Assumptions have been flexed on the basis used to calculate the value of in-force business and the realistic and statutory reserving bases.

1	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.

2	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.

3	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.

4	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.

5	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.

6	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.

7	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.

8	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.

9	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.